LEASE OPERATING EXPENSES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
LEASE OPERATING EXPENSES
Lease operating expense	$ (15,435)	$ (12,826)
Workover expense	(2,885)	(2,517)
Total lease operating and workover expenses	$ (18,320)	$ (15,343)